3. Commitments and Contingencies (Details Narrative) - shares	Apr. 22, 2009	Jun. 02, 2008	Mar. 23, 2007
Commitments and Contingencies Disclosure [Abstract]
Common stock shares may be repurchased	3,016,000	2,016,000	1,016,000